Group information	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Group information
5	Group information

Information about Subsidiaries

The consolidated financial statements of the Group include the following subsidiaries:

			% equity interest
Name	Country of incorporation	Registered office	December 31, 2019	December 31, 2018
BioNTech RNA Pharmaceuticals GmbH	Germany	Mainz	100%	100%
BioNTech Delivery Technologies GmbH (previously BioNTech Protein Therapeutics GmbH)	Germany	Halle (previously Mainz)	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Small Molecules GmbH	Germany	Mainz	100%	100%
BioNTech IVAC GmbH (previously BioNTech Business Services GmbH)	Germany	Mainz	100%	100%
BioNTech Austria Beteiligungen GmbH	Austria	Vienna	100%	100%
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar- Oberstein	100%	100%
reBOOST Management GmbH	Germany	Mainz	100%	n/a
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
JPT Inc. (previously TheraCode JPT Inc.)	United States	Acton	100%	100%
BioNTech USA Holding LLC	United States	New York	100%	n/a
BioNTech Research and Development Inc.	United States	New York	100%	n/a
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	94.50%
BioNTech Real Estate Holding GmbH (previously Apta IT GmbH)	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Verwaltungs GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate GmbH & Co. KG	Germany	Holzkirchen	100%	100%

During the year ended December 31, 2019, two entities were founded in the United States: BioNTech USA Holding, LLC and BioNTech Research & Development, Inc. Both are wholly-owned subsidiaries of BioNTech SE. Additionally, reBOOST Management GmbH, was acquired through a share purchase which represents a related party transaction.

During the year ended December 31, 2018, BioNTech Real Estate Verwaltungs GmbH and BioNTech Real Estate GmbH & Co. KG were established.

Parent Company

ATHOS KG, Holzkirchen, Germany owns 100% of shares in AT Impf GmbH, Munich, Germany and is the beneficiary owner of BioNTech. AT Impf GmbH, Munich, Germany is the parent company of the Group and owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2019	December 31, 2018
AT Impf GmbH	Germany	Munich	50.33%	54.16%

Entity with significant Influence over the Group

Medine GmbH, Mainz owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2019	December 31, 2018
Medine GmbH	Germany	Mainz	18.38%	21.57%